SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful life of fixed assets (Details)	Dec. 31, 2023
Buildings
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	50 years
Building fixtures and furniture | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	4 years
Building fixtures and furniture | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	10 years
Office Equipment and Fixtures | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	3 years
Office Equipment and Fixtures | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	5 years
Software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	2 years
Software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	10 years
Vehicles | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	4 years
Vehicles | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	5 years